Loans Receivable, Net - Past Due and Non-Accrual Balances by Loan Classification (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	$ 505,947	$ 453,205
30-89 Days Past Due	1,385	2,491
Non-accrual Loans	10,066	7,663
Special Mention	2,430	13,511
Impaired Loans Currently Performing Substandard	32,578	58,617
Impaired Loans Currently Performing Doubtful
Total loans, gross	552,406	535,487
One-to-Four Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	148,759	155,936
30-89 Days Past Due	592	1,339
Non-accrual Loans	945	2,243
Special Mention	814	779
Impaired Loans Currently Performing Substandard	4,142	2,038
Impaired Loans Currently Performing Doubtful
Total loans, gross	155,252	162,335
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	33,369	34,732
30-89 Days Past Due	93	5
Non-accrual Loans	1	66
Special Mention		1,109
Impaired Loans Currently Performing Substandard	640	1,171
Impaired Loans Currently Performing Doubtful
Total loans, gross	34,103	37,083
Junior Liens [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	3,126	3,584
30-89 Days Past Due		237
Non-accrual Loans	2	4
Special Mention	43	47
Impaired Loans Currently Performing Substandard	77	464
Impaired Loans Currently Performing Doubtful
Total loans, gross	3,248	4,336
Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	29,736	27,463
30-89 Days Past Due
Non-accrual Loans		38
Special Mention		1,478
Impaired Loans Currently Performing Substandard		4,077
Impaired Loans Currently Performing Doubtful
Total loans, gross	29,736	33,056
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	10,443	13,876
30-89 Days Past Due		176
Non-accrual Loans	175
Special Mention
Impaired Loans Currently Performing Substandard		4,848
Impaired Loans Currently Performing Doubtful
Total loans, gross	10,618	18,900
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	19,899	14,237
30-89 Days Past Due		137
Non-accrual Loans	1,218	2,768
Special Mention	52	7,683
Impaired Loans Currently Performing Substandard	13,512	21,081
Impaired Loans Currently Performing Doubtful
Total loans, gross	34,681	45,906
Non-Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	142,701	146,150
30-89 Days Past Due	343	293
Non-accrual Loans	6,546	1,782
Special Mention	515	1,899
Impaired Loans Currently Performing Substandard	7,587	19,312
Impaired Loans Currently Performing Doubtful
Total loans, gross	157,692	169,436
Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	46,042
30-89 Days Past Due
Non-accrual Loans	703	648
Special Mention	480
Impaired Loans Currently Performing Substandard	4,643
Impaired Loans Currently Performing Doubtful
Total loans, gross	51,868
Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	10,493
30-89 Days Past Due	234
Non-accrual Loans	13	145
Special Mention
Impaired Loans Currently Performing Substandard	427
Impaired Loans Currently Performing Doubtful
Total loans, gross	11,167	13,886
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	61,379	43,961
30-89 Days Past Due	123	230
Non-accrual Loans	463	617
Special Mention	526	516
Impaired Loans Currently Performing Substandard	1,550	5,225
Impaired Loans Currently Performing Doubtful
Total loans, gross	64,041	50,549
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing		13,266
30-89 Days Past Due		74
Non-accrual Loans		145
Special Mention
Impaired Loans Currently Performing Substandard		401
Impaired Loans Currently Performing Doubtful
Total loans, gross		$ 13,886